Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000117927 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000117927 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000117927 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000117927 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000117927 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000117927 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	53.50%
C000117927 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000117927 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.80%
C000117927 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000117927 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002008 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000002008 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002008 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002008 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002008 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002008 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	53.50%
C000002008 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002008 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.80%
C000002008 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000002008 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002018 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000002018 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002018 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002018 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002018 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002018 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	53.50%
C000002018 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002018 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.80%
C000002018 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000002018 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002017 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000002017 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002017 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002017 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002017 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002017 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	53.50%
C000002017 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002017 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.80%
C000002017 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000002017 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002015 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000002015 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002015 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002015 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002015 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002015 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	53.50%
C000002015 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002015 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.80%
C000002015 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000002015 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002006 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000002006 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002006 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002006 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002006 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002006 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	53.50%
C000002006 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002006 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.80%
C000002006 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000002006 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002013 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000002013 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002013 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002013 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002013 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002013 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	53.50%
C000002013 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002013 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.80%
C000002013 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000002013 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002012 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000002012 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002012 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002012 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002012 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002012 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	53.50%
C000002012 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002012 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.80%
C000002012 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000002012 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002007 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000002007 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002007 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002007 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002007 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002007 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	53.50%
C000002007 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002007 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.80%
C000002007 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000002007 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000033358 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000033358 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000033358 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000033358 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000033358 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000033358 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000033358 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033358 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000033358 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000033358 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033358 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000033358 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000033358 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000033358 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000033358 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000033358 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000033358 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000033358 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000033358 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000033358 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000033358 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000033358 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000033358 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000033358 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033358 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	62.10%	[1]
C000033358 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000033358 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000033358 [Member] | Convertible Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033358 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000033358 [Member] | Index Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033358 [Member] | Equity Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033358 [Member] | Equity Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033358 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	36.60%
C000033359 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000033359 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000033359 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000033359 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000033359 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000033359 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000033359 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033359 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000033359 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000033359 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033359 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000033359 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000033359 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000033359 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000033359 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000033359 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000033359 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000033359 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000033359 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000033359 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000033359 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000033359 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000033359 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000033359 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033359 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	62.10%	[2]
C000033359 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000033359 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000033359 [Member] | Convertible Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033359 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000033359 [Member] | Index Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033359 [Member] | Equity Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033359 [Member] | Equity Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033359 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	36.60%
C000033360 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000033360 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000033360 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000033360 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000033360 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000033360 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000033360 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033360 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000033360 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000033360 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033360 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000033360 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000033360 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000033360 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000033360 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000033360 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000033360 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000033360 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000033360 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000033360 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000033360 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000033360 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000033360 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000033360 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033360 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	62.10%	[3]
C000033360 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000033360 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000033360 [Member] | Convertible Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033360 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000033360 [Member] | Index Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033360 [Member] | Equity Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033360 [Member] | Equity Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033360 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	36.60%
C000068409 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000068409 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068409 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000068409 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000068409 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000068409 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000068409 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068409 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068409 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068409 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068409 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000068409 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000068409 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000068409 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000068409 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000068409 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068409 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000068409 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000068409 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000068409 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068409 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000068409 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000068409 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000068409 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000068409 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	62.10%	[4]
C000068409 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000068409 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068409 [Member] | Convertible Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068409 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000068409 [Member] | Index Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068409 [Member] | Equity Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068409 [Member] | Equity Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068409 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	36.60%
C000068410 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000068410 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068410 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000068410 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000068410 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000068410 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000068410 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068410 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068410 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068410 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068410 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000068410 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000068410 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000068410 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000068410 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000068410 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068410 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000068410 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000068410 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000068410 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068410 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000068410 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000068410 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000068410 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000068410 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	62.10%	[5]
C000068410 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000068410 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068410 [Member] | Convertible Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068410 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000068410 [Member] | Index Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068410 [Member] | Equity Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068410 [Member] | Equity Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068410 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	36.60%
C000068411 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000068411 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068411 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000068411 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000068411 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000068411 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000068411 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068411 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068411 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068411 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068411 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000068411 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000068411 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000068411 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000068411 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000068411 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068411 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000068411 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000068411 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000068411 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068411 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000068411 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000068411 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000068411 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000068411 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	62.10%	[6]
C000068411 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000068411 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068411 [Member] | Convertible Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068411 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000068411 [Member] | Index Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068411 [Member] | Equity Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068411 [Member] | Equity Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068411 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	36.60%
C000068412 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000068412 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068412 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000068412 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000068412 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000068412 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000068412 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068412 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068412 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068412 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068412 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000068412 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000068412 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000068412 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000068412 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000068412 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068412 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000068412 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000068412 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000068412 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068412 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000068412 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000068412 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000068412 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000068412 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	62.10%	[7]
C000068412 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000068412 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068412 [Member] | Convertible Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068412 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000068412 [Member] | Index Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068412 [Member] | Equity Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068412 [Member] | Equity Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068412 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	36.60%
C000117928 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000117928 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000117928 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000117928 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000117928 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000117928 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000117928 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000117928 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000117928 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117928 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000117928 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000117928 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000117928 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000117928 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000117928 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000117928 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117928 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000117928 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000117928 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000117928 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000117928 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000117928 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000117928 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000117928 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000117928 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	62.10%	[8]
C000117928 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000117928 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000117928 [Member] | Convertible Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000117928 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000117928 [Member] | Index Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000117928 [Member] | Equity Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000117928 [Member] | Equity Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000117928 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	36.60%
C000117930 [Member] | Nexstar Media Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117930 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117930 [Member] | Timken Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117930 [Member] | First Interstate BancSystem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117930 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117930 [Member] | OR Royalties Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117930 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117930 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000117930 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000117930 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000117930 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000117930 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000117930 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000117930 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000117930 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000117930 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000117930 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000117930 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000117930 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000117930 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000117930 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000117930 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117930 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000100963 [Member] | Nexstar Media Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100963 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100963 [Member] | Timken Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100963 [Member] | First Interstate BancSystem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100963 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100963 [Member] | OR Royalties Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100963 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100963 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100963 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100963 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100963 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000100963 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000100963 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000100963 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000100963 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000100963 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000100963 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000100963 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000100963 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000100963 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000100963 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000100963 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100963 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000100962 [Member] | Nexstar Media Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100962 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100962 [Member] | Timken Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100962 [Member] | First Interstate BancSystem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100962 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100962 [Member] | OR Royalties Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100962 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100962 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100962 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100962 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100962 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000100962 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000100962 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000100962 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000100962 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000100962 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000100962 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000100962 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000100962 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000100962 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000100962 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000100962 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100962 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000100961 [Member] | Nexstar Media Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100961 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100961 [Member] | Timken Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100961 [Member] | First Interstate BancSystem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100961 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100961 [Member] | OR Royalties Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100961 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100961 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100961 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100961 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100961 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000100961 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000100961 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000100961 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000100961 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000100961 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000100961 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000100961 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000100961 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000100961 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000100961 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000100961 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100961 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000100960 [Member] | Nexstar Media Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100960 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100960 [Member] | Timken Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100960 [Member] | First Interstate BancSystem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100960 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100960 [Member] | OR Royalties Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100960 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100960 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100960 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100960 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100960 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000100960 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000100960 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000100960 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000100960 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000100960 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000100960 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000100960 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000100960 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000100960 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000100960 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000100960 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100960 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000100959 [Member] | Nexstar Media Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100959 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100959 [Member] | Timken Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100959 [Member] | First Interstate BancSystem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100959 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100959 [Member] | OR Royalties Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100959 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100959 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100959 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100959 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100959 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000100959 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000100959 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000100959 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000100959 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000100959 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000100959 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000100959 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000100959 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000100959 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000100959 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000100959 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100959 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000100958 [Member] | Nexstar Media Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100958 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100958 [Member] | Timken Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100958 [Member] | First Interstate BancSystem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100958 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100958 [Member] | OR Royalties Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100958 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100958 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100958 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100958 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100958 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000100958 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000100958 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000100958 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000100958 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000100958 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000100958 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000100958 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000100958 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000100958 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000100958 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000100958 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100958 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000100957 [Member] | Nexstar Media Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100957 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100957 [Member] | Timken Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100957 [Member] | First Interstate BancSystem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100957 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100957 [Member] | OR Royalties Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100957 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100957 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100957 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100957 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100957 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000100957 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000100957 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000100957 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000100957 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000100957 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000100957 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000100957 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000100957 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000100957 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000100957 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000100957 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100957 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000100956 [Member] | Nexstar Media Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100956 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100956 [Member] | Timken Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100956 [Member] | First Interstate BancSystem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100956 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100956 [Member] | OR Royalties Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100956 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100956 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100956 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100956 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100956 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000100956 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000100956 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000100956 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000100956 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000100956 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000100956 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000100956 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000100956 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000100956 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000100956 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000100956 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100956 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%

[1]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[2]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[3]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[4]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[5]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[6]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[7]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[8]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.